UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2003

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.): |_| is a restatement
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Knowlton Brothers, Inc.
Address: 530 Fifth Avenue
         New York, New York 10036

Form 13F File Number: 28-5340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Winthrop Knowlton
Title: Chairman
Phone: (212) 764-3602

Signature, Place and Date of Signing:


/s/ Winthrop Knowlton           New York, New York            August 5, 2003
---------------------           ------------------            --------------
(Signature)                     (City, State)                 (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name

_______________                     ____________________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   3

Form 13F Information Table Entry Total:              77

Form 13F Information Table Value Total:              $119,460
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----

1        28-5342                    Knowlton, Christopher

2        28-5344                    Knowlton, Winthrop

3        28-2649                    Lee, Dwight E.

FORM 13F INFORMATION TABLE


                                                            VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------  ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
Alloy Online                    COM               19855105    5390   835684            X         1, 2                  X

Altera                          COM               21441100    1558    94844            X         1, 2                  X

Altera                          COM               21441100     246    15000            X         1, 2, 3               X

Amgen                           COM              00130H105    1030    15624            X         1, 2                  X

Amgen                           COM              00130H105     523     7935            X         1, 2, 3               X

AMN Healthcare Services         COM              001744101     665    52360            X         1, 2                  X

American Healthways             COM              02649V104    4773   132520            X         1, 2                  X

American Healthways             COM              02649V104     742    20600            X         1, 2, 3               X

Biogen                          COM               90597105     311     8200            X         1, 2                  X

Biolase Technology              COM               90911108    2407   223040            X         1, 2                  X

Biosite Diagnostic              COM               90945106     323     6700            X         1, 2, 3               X

Celgene                         COM              151020104     853    28120            X         1, 2                  X

Celgene                         COM              151020104     437    14400            X         1, 2, 3               X

Cell Genesys                    COM              150921104     135    15300            X         1, 2                  X

Charles River Labs              COM              159864107     270     8400            X         1, 2                  X

Charles River Labs              COM              159864107     405    12600            X         1, 2, 3               X

Cognex Corp.                    COM              192422103    2450   109701            X         1, 2                  X

Cognex Corp.                    COM              192422103     357    16000            X         1, 2, 3               X

Concur Technologies             COM              206708109     560    55400            X         1, 2                  X

Eclipsys                        COM              278856109    3250   308909            X         1, 2                  X

Eclipsys                        COM              278856109     524    49800            X         1, 2, 3               X

Electronics for Imaging         COM              286082102    1584    78439            X         1, 2                  X

E-Trade Group                   COM              269246104     320    37622            X         1, 2, 3               X

Exult                           COM              302284104    4727   552182            X         1, 2                  X

Exult                           COM              302284104    1306   152600            X         1, 2, 3               X

Flextronics                     COM              Y2573F102    6157   590326            X         1, 2                  X

Flextronics                     COM              Y2573F102     811    77800            X         1, 2, 3               X

Gentex                          COM              371901109    1532    49989            X         1, 2                  X

Harris & Harris Group           COM              413833104     132    19000            X         1, 2                  X

Hollis Eden                     COM              435902101    7087   570130            X         1, 2                  X

ICOS Corp.                      COM              449295104     166     4500            X         1, 2                  X

ICOS Corp.                      COM              449295104     243     6600            X         1, 2, 3               X

Idexx Laboratories Corp.        COM               45168D104    412    12348            X         1, 2, 3               X

IDX Systems                     COM              449491109    1778   114250            X         1, 2,                 X

IDX Systems                     COM              449491109     417    26800            X         1, 2, 3               X

Imanage                         COM              45245Y105    1846   369161            X         1, 2                  X

I-Many                          COM              44973Q103     129   121800            X         1, 2, 3               X

Impath                          COM              45255G101    3407   241425            X         1, 2                  X

Impath                          COM              45255G101     532    37700            X         1, 2, 3               X

IMS Health                      COM              449934108    1689    93904            X         1, 2                  X

IMS Health                      COM              449934108     360    20000            X         1, 2, 3               X

Intersil Corp.                  COM              46069S109    1232    46303            X         1, 2                  X

Intersil Corp.                  COM              46069S109     396    14900            X         1, 2, 3               X

Intuitive Surgical              COM              46120E107     266    35000            X         1, 2                  X

Jabil Circuit                   COM              466313103    3640   164696            X         1, 2                  X

Jabil Circuit                   COM              466313103     728    32962            X         1, 2, 3               X

Jupitermedia                    COM              48207D101    1629   408200            X         1, 2                  X

Jupitermedia                    COM              48207D101    1097   275000            X         1, 2, 3               X

Learning Tree Intl Inc          COM              522015106    1074    68600            X         1, 2                  X

Liberty Media                   COM              530718105     879    76013            X         1, 2, 3               X

Martek Biosciences              COM              572901106    3379    78717            X         1, 2                  X

Martek Biosciences              COM               572901106    202     4700            X         1, 2, 3               X

Mercury Computer                COM               589378108    257     9450            X         1, 2                  X

Network Associates              COM              649938106    5028   396525            X         1, 2                  X

Network Associates              COM              649938106     759    59863            X         1, 2, 3               X

Pec Solutions                   COM              705107100     202    12600            X         1, 2, 3               X

Pinnacle Systems                COM              723481107    2257   210898            X         1, 2                  X

Polycom                         COM              73172K104    3354   241969            X         1, 2                  X

Polycom                         COM              73172K104     403    29100            X         1, 2, 3               X

QRS                             COM              74726X105     988   186401            X         1, 2                  X

Solectron                       COM              834182107    2173   580968            X         1, 2                  X

Solectron                       COM              834182107     403   107700            X         1, 2, 3               X

Synopsys                        COM              871607107    2293    37023            X         1, 2                  X

Synopsys                        COM              871607107     479     7737            X         1, 2, 3               X

TALX Corp.                      COM              874918105    4579   204490            X         1, 2                  X

TALX Corp.                      COM              874918105     671    29980            X         1, 2, 3               X

Thoratec                        COM              885175307    8254   562279            X         1, 2                  X

Thoratec                        COM              885175307     765    52130            X         1, 2, 3               X

TRC Cos                         COM              872625108    5551   376080            X         1, 2                  X

TRC Cos                         COM              872625108     710    48097            X         1, 2, 3               X

Tiffany & Co.                   COM              886547108     216     6600            X         1, 2, 3               X

Verisign                        COM              92343E102     261    18900            X         1, 2, 3               X

Websense                        COM              947684106    2393   152713            X         1, 2                  X

Websense                        COM              947684106     389    24800            X         1, 2, 3               X

Xilinx Inc.                     COM              983919101     450    17781            X         1, 2                  X

Xilinx Inc.                     COM              983919101     258    10200            X         1, 2, 3               X

TOTAL                                                       119460